COMPANY'S OPERATIONS -Biomas (Details) - Biomas Servicos Ambientais, Restauracao e Carbono S.A. - BRL (R$) R$ in Thousands		6 Months Ended	12 Months Ended
	Feb. 27, 2023	Jun. 30, 2023	Dec. 31, 2022
COMPANY'S OPERATIONS
Commitment to invest	R$ 20,000
Aggregate amount paid from all partners		R$ 30,000
Amount paid from each partner		5,000
Remaining balance of commitment from all partners		90,000
Remaining balance of commitment from each partner		R$ 15,000
Percentage of ownership equity interests, Equity		16.66%	100.00%